Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Net Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities for federal and state income taxes as of March 31, 2021 and December 31, 2020 are as follows in thousands:

	March 31, 2021	December 31, 2020
Deferred tax assets:
Stock-based compensation	$1,164	$1,164
Assets	6,154	6,227
Liability accruals	239	173
R&D Credit	4,768	4,760
Capital Loss	528	528
Deferred state tax	(2,139)	(2,086)
Net operating loss carry forward	55,542	56,090
Total gross deferred tax assets	66,256	66,856
Less - valuation allowance	(66,256)	(66,856)
Net deferred tax assets	$-	$-

Significant components of the Company’s deferred tax assets and liabilities for federal and state income taxes as of December 31, 2020 and 2019 are as follows in thousands:

	December 31, 2020	December 31, 2019
Deferred tax assets:
Stock-based compensation	$1,164	$368
Assets	6,227	3,096
Liability accruals	173	7
R&D Credit	4,760	3,273
Capital Loss	528	-
Deferred state tax	(2,086)	-
Net operating loss carry forward	56,090	58,610
Total gross deferred tax assets	66,856	65,354
Less - valuation allowance	(66,856)	(65,364)
Net deferred tax assets	$-	$-